FI - Roll-forward of liabilities measured at fair value on recurring basis (Details 5) - Recurring basis - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Customer deposits
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	SFr 448	SFr 474
Transfers in, liabilities	0	0
Transfers out, liabilities	0	0
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	0	0
Settlements, liabilities	0	(27)
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	0
Gain (loss) on all other activity included in trading revenues, liabilities	(8)	35
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	(13)	(22)
Foreign currency translation impact, liabilities	5	(27)
Balance at end of period, liabilities	432	433
Customer deposits | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	10	9
Obligation to return securities received as collateral
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	101	1
Transfers in, liabilities	0	0
Transfers out, liabilities	0	0
Purchases, liabilities	64	173
Sales, liabilities	(86)	(1)
Issuances, liabilities	0	0
Settlements, liabilities	0	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	0
Gain (loss) on all other activity included in trading revenues, liabilities	0	0
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	5	(3)
Balance at end of period, liabilities	84	170
Obligation to return securities received as collateral | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	0	0
Trading liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	4,246	3,854
Transfers in, liabilities	584	513
Transfers out, liabilities	(1,961)	(904)
Purchases, liabilities	80	210
Sales, liabilities	(24)	(195)
Issuances, liabilities	710	1,602
Settlements, liabilities	(1,138)	(1,276)
Gain (loss) on transfers in/out included in trading revenues, liabilities	152	184
Gain (loss) on all other activity included in trading revenues, liabilities	169	(151)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	(5)
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	217	(105)
Balance at end of period, liabilities	3,035	3,727
Trading liabilities | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	779	577
Trading liabilities | Derivative instruments
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	4,191	3,801
Transfers in, liabilities	566	497
Transfers out, liabilities	(1,961)	(904)
Purchases, liabilities	69	0
Sales, liabilities	(4)	(3)
Issuances, liabilities	710	1,602
Settlements, liabilities	(1,138)	(1,276)
Gain (loss) on transfers in/out included in trading revenues, liabilities	152	184
Gain (loss) on all other activity included in trading revenues, liabilities	193	(136)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	(5)
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	216	(103)
Balance at end of period, liabilities	2,994	3,657
Trading liabilities | Derivative instruments | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	781	575
Trading liabilities | Derivative instruments | Equity/Index-related products
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	2,010	1,921
Transfers in, liabilities	427	126
Transfers out, liabilities	(1,049)	(493)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	350	585
Settlements, liabilities	(527)	(486)
Gain (loss) on transfers in/out included in trading revenues, liabilities	151	69
Gain (loss) on all other activity included in trading revenues, liabilities	265	(262)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	111	(59)
Balance at end of period, liabilities	1,738	1,401
Trading liabilities | Derivative instruments | Equity/Index-related products | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	529	274
Trading liabilities | Derivative instruments | Credit derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		1,211
Transfers in, liabilities		333
Transfers out, liabilities		(373)
Purchases, liabilities		0
Sales, liabilities		0
Issuances, liabilities		896
Settlements, liabilities		(574)
Gain (loss) on transfers in/out included in trading revenues, liabilities		117
Gain (loss) on all other activity included in trading revenues, liabilities		(21)
Gain (loss) on transfers in/out included in other revenues, liabilities		0
Gain (loss) on all other activity included in other revenues, liabilities		0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities		0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities		0
Foreign currency translation impact, liabilities		(31)
Balance at end of period, liabilities		1,558
Trading liabilities | Derivative instruments | Credit derivatives | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		135
Short-term borrowings
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	701	997
Transfers in, liabilities	155	52
Transfers out, liabilities	(207)	(200)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	930	470
Settlements, liabilities	(608)	(706)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(1)	(2)
Gain (loss) on all other activity included in trading revenues, liabilities	95	(118)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	41	(13)
Balance at end of period, liabilities	1,106	480
Short-term borrowings | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	67	(40)
Long-term debt
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	7,268	12,610
Transfers in, liabilities	2,715	1,843
Transfers out, liabilities	(2,046)	(5,514)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	4,401	4,294
Settlements, liabilities	(3,119)	(3,614)
Gain (loss) on transfers in/out included in trading revenues, liabilities	62	461
Gain (loss) on all other activity included in trading revenues, liabilities	(4)	(1,241)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	4	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	(3)	87
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	(30)	(166)
Foreign currency translation impact, liabilities	425	(269)
Balance at end of period, liabilities	9,673	8,491
Long-term debt | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	210	(110)
Long-term debt | Long-term debt - of which structured notes over one year and up to two years
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,133	891
Transfers in, liabilities	1,165	186
Transfers out, liabilities	(732)	(423)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	1,127	632
Settlements, liabilities	(771)	(435)
Gain (loss) on transfers in/out included in trading revenues, liabilities	39	28
Gain (loss) on all other activity included in trading revenues, liabilities	97	(111)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	1
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	(1)	5
Foreign currency translation impact, liabilities	67	(18)
Balance at end of period, liabilities	2,124	756
Long-term debt | Long-term debt - of which structured notes over one year and up to two years | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	39	(30)
Long-term debt | Long-term debt - of which structured notes over two years
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	5,526	11,458
Transfers in, liabilities	1,532	707
Transfers out, liabilities	(1,287)	(5,077)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	3,020	3,631
Settlements, liabilities	(2,227)	(3,140)
Gain (loss) on transfers in/out included in trading revenues, liabilities	24	433
Gain (loss) on all other activity included in trading revenues, liabilities	(109)	(1,138)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	(2)	87
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	(29)	(170)
Foreign currency translation impact, liabilities	329	(245)
Balance at end of period, liabilities	6,777	6,546
Long-term debt | Long-term debt - of which structured notes over two years | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(59)	(89)
Other liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,271	1,385
Transfers in, liabilities	7	168
Transfers out, liabilities	(552)	(112)
Purchases, liabilities	24	195
Sales, liabilities	(46)	(227)
Issuances, liabilities	59	64
Settlements, liabilities	(424)	(289)
Gain (loss) on transfers in/out included in trading revenues, liabilities	8	(27)
Gain (loss) on all other activity included in trading revenues, liabilities	(8)	(15)
Gain (loss) on transfers in/out included in other revenues, liabilities	107	0
Gain (loss) on all other activity included in other revenues, liabilities	38	86
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	51	(27)
Balance at end of period, liabilities	535	1,201
Other liabilities | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	2	43
Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	14,035	19,321
Transfers in, liabilities	3,461	2,576
Transfers out, liabilities	(4,766)	(6,730)
Purchases, liabilities	168	578
Sales, liabilities	(156)	(423)
Issuances, liabilities	6,100	6,430
Settlements, liabilities	(5,289)	(5,912)
Gain (loss) on transfers in/out included in trading revenues, liabilities	221	616
Gain (loss) on all other activity included in trading revenues, liabilities	244	(1,490)
Gain (loss) on transfers in/out included in other revenues, liabilities	107	(5)
Gain (loss) on all other activity included in other revenues, liabilities	42	86
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	(3)	87
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	(43)	(188)
Foreign currency translation impact, liabilities	744	(444)
Balance at end of period, liabilities	14,865	14,502
Liabilities | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	1,068	479
Bank | Customer deposits
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	448	474
Transfers in, liabilities	0	0
Transfers out, liabilities	0	0
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	0	0
Settlements, liabilities	0	(27)
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	0
Gain (loss) on all other activity included in trading revenues, liabilities	(8)	35
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	(13)	(22)
Foreign currency translation impact, liabilities	5	(27)
Balance at end of period, liabilities	432	433
Bank | Customer deposits | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	10	9
Bank | Obligation to return securities received as collateral
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	101	1
Transfers in, liabilities	0	0
Transfers out, liabilities	0	0
Purchases, liabilities	64	173
Sales, liabilities	(86)	(1)
Issuances, liabilities	0	0
Settlements, liabilities	0	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	0
Gain (loss) on all other activity included in trading revenues, liabilities	0	0
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	5	(3)
Balance at end of period, liabilities	84	170
Bank | Obligation to return securities received as collateral | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	0	0
Bank | Trading liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	4,246	3,854
Transfers in, liabilities	584	513
Transfers out, liabilities	(1,961)	(904)
Purchases, liabilities	80	210
Sales, liabilities	(24)	(195)
Issuances, liabilities	710	1,602
Settlements, liabilities	(1,138)	(1,276)
Gain (loss) on transfers in/out included in trading revenues, liabilities	152	184
Gain (loss) on all other activity included in trading revenues, liabilities	169	(151)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	(5)
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	217	(105)
Balance at end of period, liabilities	3,035	3,727
Bank | Trading liabilities | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	779	577
Bank | Trading liabilities | Derivative instruments
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	4,191	3,801
Transfers in, liabilities	566	497
Transfers out, liabilities	(1,961)	(904)
Purchases, liabilities	69	0
Sales, liabilities	(4)	(3)
Issuances, liabilities	710	1,602
Settlements, liabilities	(1,138)	(1,276)
Gain (loss) on transfers in/out included in trading revenues, liabilities	152	184
Gain (loss) on all other activity included in trading revenues, liabilities	193	(136)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	(5)
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	216	(103)
Balance at end of period, liabilities	2,994	3,657
Bank | Trading liabilities | Derivative instruments | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	781	575
Bank | Trading liabilities | Derivative instruments | Equity/Index-related products
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	2,010	1,921
Transfers in, liabilities	427	126
Transfers out, liabilities	(1,049)	(493)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	350	585
Settlements, liabilities	(527)	(486)
Gain (loss) on transfers in/out included in trading revenues, liabilities	151	69
Gain (loss) on all other activity included in trading revenues, liabilities	265	(262)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	111	(59)
Balance at end of period, liabilities	1,738	1,401
Bank | Trading liabilities | Derivative instruments | Equity/Index-related products | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	529	274
Bank | Trading liabilities | Derivative instruments | Credit derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		1,211
Transfers in, liabilities		333
Transfers out, liabilities		(373)
Purchases, liabilities		0
Sales, liabilities		0
Issuances, liabilities		896
Settlements, liabilities		(574)
Gain (loss) on transfers in/out included in trading revenues, liabilities		117
Gain (loss) on all other activity included in trading revenues, liabilities		(21)
Gain (loss) on transfers in/out included in other revenues, liabilities		0
Gain (loss) on all other activity included in other revenues, liabilities		0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities		0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities		0
Foreign currency translation impact, liabilities		(31)
Balance at end of period, liabilities		1,558
Bank | Trading liabilities | Derivative instruments | Credit derivatives | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		135
Bank | Short-term borrowings
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	701	997
Transfers in, liabilities	155	52
Transfers out, liabilities	(207)	(200)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	930	470
Settlements, liabilities	(608)	(706)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(1)	(2)
Gain (loss) on all other activity included in trading revenues, liabilities	95	(118)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	41	(13)
Balance at end of period, liabilities	1,106	480
Bank | Short-term borrowings | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	67	(40)
Bank | Long-term debt
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	7,286	12,749
Transfers in, liabilities	2,697	1,720
Transfers out, liabilities	(2,046)	(5,514)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	4,401	4,294
Settlements, liabilities	(3,119)	(3,614)
Gain (loss) on transfers in/out included in trading revenues, liabilities	62	461
Gain (loss) on all other activity included in trading revenues, liabilities	(8)	(1,241)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	(3)	87
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	(30)	(165)
Foreign currency translation impact, liabilities	433	(272)
Balance at end of period, liabilities	9,673	8,505
Bank | Long-term debt | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	203	(107)
Bank | Long-term debt | Long-term debt - of which structured notes over one year and up to two years
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,133	891
Transfers in, liabilities	1,165	186
Transfers out, liabilities	(732)	(423)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	1,127	632
Settlements, liabilities	(771)	(435)
Gain (loss) on transfers in/out included in trading revenues, liabilities	39	28
Gain (loss) on all other activity included in trading revenues, liabilities	97	(111)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	1
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	(1)	5
Foreign currency translation impact, liabilities	67	(18)
Balance at end of period, liabilities	2,124	756
Bank | Long-term debt | Long-term debt - of which structured notes over one year and up to two years | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	39	(30)
Bank | Long-term debt | Long-term debt - of which structured notes over two years
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	5,526	11,458
Transfers in, liabilities	1,532	707
Transfers out, liabilities	(1,287)	(5,077)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	3,020	3,631
Settlements, liabilities	(2,227)	(3,140)
Gain (loss) on transfers in/out included in trading revenues, liabilities	24	433
Gain (loss) on all other activity included in trading revenues, liabilities	(109)	(1,138)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	(2)	87
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	(29)	(170)
Foreign currency translation impact, liabilities	329	(245)
Balance at end of period, liabilities	6,777	6,546
Bank | Long-term debt | Long-term debt - of which structured notes over two years | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(59)	(89)
Bank | Other liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,250	1,367
Transfers in, liabilities	7	168
Transfers out, liabilities	(533)	(112)
Purchases, liabilities	24	195
Sales, liabilities	(46)	(227)
Issuances, liabilities	59	64
Settlements, liabilities	(416)	(283)
Gain (loss) on transfers in/out included in trading revenues, liabilities	8	(27)
Gain (loss) on all other activity included in trading revenues, liabilities	(8)	(17)
Gain (loss) on transfers in/out included in other revenues, liabilities	102	0
Gain (loss) on all other activity included in other revenues, liabilities	38	84
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	50	(27)
Balance at end of period, liabilities	535	1,185
Bank | Other liabilities | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	2	44
Bank | Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	14,032	19,442
Transfers in, liabilities	3,443	2,453
Transfers out, liabilities	(4,747)	(6,730)
Purchases, liabilities	168	578
Sales, liabilities	(156)	(423)
Issuances, liabilities	6,100	6,430
Settlements, liabilities	(5,281)	(5,906)
Gain (loss) on transfers in/out included in trading revenues, liabilities	221	616
Gain (loss) on all other activity included in trading revenues, liabilities	240	(1,492)
Gain (loss) on transfers in/out included in other revenues, liabilities	102	(5)
Gain (loss) on all other activity included in other revenues, liabilities	38	84
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	(3)	87
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	(43)	(187)
Foreign currency translation impact, liabilities	751	(447)
Balance at end of period, liabilities	14,865	14,500
Bank | Liabilities | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	SFr 1,061	SFr 483